UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     November 18, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


This 13F Report Restatement corrects the holding in E M C Corp.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $289,911 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102     6750   244302 SH       SOLE                   244302
AMERICAN TOWER CORP            CL A             029912201     8601   236285 SH       SOLE                   236285
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     4655   125332 SH       SOLE                   125332
ARVINMERITOR INC               COM              043353101    11374  1454484 SH       SOLE                  1454484
BE AEROSPACE INC               COM              073302101     6621   328748 SH       SOLE                   328748
CONSTELLATION BRANDS INC       CL A             21036P108    10697   706057 SH       SOLE                   706057
CRACKER BARREL OLD CTRY STOR   COM              22410J106     4265   123978 SH       SOLE                   123978
CROWN HOLDINGS INC             COM              228368106     9165   336942 SH       SOLE                   336942
DANA HOLDING CORP              COM              235825205    15072  2213152 SH       SOLE                  2213152
E HOUSE CHINA HLDGS LTD        ADR              26852W103     8625   403774 SH       SOLE                   403774
E M C CORP MASS                COM              268648102     9647   566160 SH       SOLE                   566160
FISERV INC                     COM              337738108    11842   245687 SH       SOLE                   245687
GOOGLE INC                     CL A             38259P508     5967    12034 SH       SOLE                    12034
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     1902   175582 SH       SOLE                   175582
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102     5337   261991 SH       SOLE                   261991
INGERSOLL-RAND PLC             SHS              G47791101     7835   255457 SH       SOLE                   255457
JARDEN CORP                    COM              471109108    13310   474178 SH       SOLE                   474178
JOY GLOBAL INC                 COM              481165108     3839    78447 SH       SOLE                    78447
LAS VEGAS SANDS CORP           COM              517834107    16425   975348 SH       SOLE                   975348
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    32537  1045868 SH       SOLE                  1045868
LIFE TIME FITNESS INC          COM              53217R207    13152   468883 SH       SOLE                   468883
LOWES COS INC                  COM              548661107     7820   373458 SH       SOLE                   373458
MELCO CROWN ENTMT LTD          ADR              585464100    10140  1456962 SH       SOLE                  1456962
MICROSOFT CORP                 COM              594918104     5992   232954 SH       SOLE                   232954
NETAPP INC                     COM              64110D104     4277   160312 SH       SOLE                   160312
NETEASE COM INC                SPONSORED ADR    64110W102     4535    99276 SH       SOLE                    99276
NEWELL RUBBERMAID INC          COM              651229106    13258   845028 SH       SOLE                   845028
NRG ENERGY INC                 COM NEW          629377508     6016   213394 SH       SOLE                   213394
OWENS ILL INC                  COM NEW          690768403     6760   183187 SH       SOLE                   183187
TETRA TECHNOLOGIES INC DEL     COM              88162F105     4071   420119 SH       SOLE                   420119
TYCO INTERNATIONAL LTD         SHS              H89128104    11803   342323 SH       SOLE                   342323
WILLIAMS COS INC DEL           COM              969457100     7621   426468 SH       SOLE                   426468